CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME
Net profit	€ 155	€ 4,137	€ 3,377
Items that are not reclassified to profit or loss in later periods
Remeasurements of defined benefit plans	(42)	(15)	(33)
Share of other comprehensive income (loss) on equity-accounted investments related to benefit plans remeasurements	(7)
Change of minor investments measured at fair value with effects to other comprehensive income	(3)	15
Tax effect	5	(2)	29
Other comprehensive income that will not be reclassified to profit or loss, net of tax	(47)	(2)	(4)
Items that may be reclassified to profit or loss in later periods
Currency translation differences	604	1,787	(5,573)
Change in the fair value of available-for-sale financial instruments			(5)
Change in the fair value of cash flow hedging derivatives	(679)	(243)	(6)
Share of other comprehensive income (loss) on equity-accounted investments	(6)	(24)	69
Tax effect	197	58	1
Other comprehensive income that will be reclassified to profit or loss, net of tax	116	1,578	(5,514)
Total other items of comprehensive income (loss)	69	1,576	(5,518)
Total comprehensive income (loss)	224	5,713	(2,141)
Attributable to Eni
Attributable to Eni	217	5,702	(2,144)
Attributable to non-controlling interest
Attributable to non-controlling interest	€ 7	€ 11	€ 3